INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

year ended December 31	2016	2015	2014
(millions of Canadian $)

Current
Canada	116	44	103
Foreign	40	92	42
	156	136	145
Deferred
Canada	101	33	309
Foreign	95	(135)	377
	196	(102)	686
Income Tax Expense	352	34	831

Schedule of Geographic Components of Income

year ended December 31	2016	2015	2014
(millions of Canadian $)

Canada	219	(624)	1,146
Foreign	618	(482)	1,678
Income/(Loss) before Income Taxes	837	(1,106)	2,824

Reconciliation of Income Tax Expense

year ended December 31	2016	2015	2014
(millions of Canadian $)

Income/(Loss) before income taxes	837	(1,106)	2,824
Federal and provincial statutory tax rate	27%	26%	25%
Expected income tax expense/(recovery)	226	(288)	706
Income tax differential related to regulated operations	81	159	129
Foreign tax rate differentials	(196)	14	25
Income from equity investments and non-controlling interests	(68)	(56)	(38)
Asset impairment charges[1]	242	170	—
Non-deductible amounts	46	—	—
Tax rate and legislative changes	—	34	—
Other	21	1	9
Actual Income Tax Expense	352	34	831

1	Net of $112 million (2015 - $311 million) attributed to higher foreign tax rates.

Schedule of Deferred Income Tax Assets and Liabilities and Amounts Classified in the Consolidated Balance Sheet

at December 31	2016	2015
(millions of Canadian $)

Deferred Income Tax Assets
Tax loss and credit carryforwards	2,063	1,327
Difference in accounting and tax bases of impaired assets and assets held for sale	1,168	916
Regulatory and other deferred amounts	277	231
Unrealized foreign exchange losses on long-term debt	446	589
Financial instruments	34	111
Other	352	136
	4,340	3,310
Less: valuation allowance[1]	1,336	1,060
	3,004	2,250
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment and PPAs	9,015	6,441
Equity investments	905	656
Taxes on future revenue requirement	198	227
Other	156	55
	10,274	7,379
Net Deferred Income Tax Liabilities	7,270	5,129

1
In 2016, an increase to the valuation allowance of $276 million was recorded as the Company believes that it is more likely than not that the tax benefits related to the unrealized foreign exchange losses on long-term debt, unrealized losses on certain impaired assets, certain operating losses and capital losses will not be realized in the future.

The above deferred tax amounts have been classified in the Consolidated balance sheet as follows:

at December 31	2016	2015
(millions of Canadian $)

Deferred Income Tax Assets
Intangible and other assets (Note 12)	392	15
Deferred Income Tax Liabilities
Deferred income tax liabilities	7,662	5,144
Net Deferred Income Tax Liabilities	7,270	5,129

Reconciliation of the Annual Changes in the Total Unrecognized Tax Benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31	2016	2015	2014
(millions of Canadian $)

Unrecognized tax benefit at beginning of year	17	18	23
Gross increases – tax positions in prior years	3	2	3
Gross decreases – tax positions in prior years	—	(2)	(8)
Gross increases – tax positions in current year	2	1	1
Settlement	(1)	—	—
Lapse of statutes of limitations	(3)	(2)	(1)
Unrecognized Tax Benefit at End of Year	18	17	18